                                   SUPPLEMENT
                            DATED NOVEMBER 13, 2006
                                     TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2006
                 CLASS I SHARES PROSPECTUS DATED JULY 31, 2006
                         FOR THE HARTFORD MUTUAL FUNDS

The Prospectuses referenced above are revised as follows effective November 13, 2006:

Aggressive Growth Allocation      Retirement Income Fund
Fund
Growth Allocation Fund            Target Retirement 2010 Fund
Balanced Allocation Fund          Target Retirement 2020 Fund
Conservative Allocation Fund      Target Retirement 2030 Fund
Income Allocation Fund            (collectively, the "Target Retirement Funds")
(collectively, the "Asset
Allocation Funds")

Effective November 13, 2006, Ibbotson Associates, Inc. ("Ibbotson") will no longer serve as a consultant to the Hartford Investment Financial Services, LLC, the Asset Allocation Funds' investment manager, with respect to selecting the Asset Allocation Funds' underlying funds and their respective asset allocations among the underlying funds. Effective November 13, 2006, Ibbotson will no longer serve as consultant to Hartford Investment Management Company, the Target Retirement Funds' investment sub-adviser, with respect to selecting the Target Retirement Funds' underlying funds and their respective asset allocations among the underlying funds. Accordingly, all references in the Prospectuses relating to Ibbotson are hereby deleted.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                            DATED NOVEMBER 13, 2006
                                     TO THE
                 CLASS Y SHARES PROSPECTUS DATED MARCH 1, 2006
                         FOR THE HARTFORD MUTUAL FUNDS

The Prospectuses referenced above are revised as follows effective November 13, 2006:

                             Retirement Income Fund
                          Target Retirement 2010 Fund
                          Target Retirement 2020 Fund
                          Target Retirement 2030 Fund
                 (collectively, the "Target Retirement Funds")

Effective November 13, 2006, Ibbotson Associates, Inc. ("Ibbotson") will no longer serve as a consultant to the Hartford Investment Management Company, the Target Retirement Funds' investment sub-adviser, with respect to selecting the Target Retirement Funds' underlying funds and their respective asset allocations among the underlying funds. Accordingly, all references in the Prospectuses relating to Ibbotson are hereby deleted.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                            DATED NOVEMBER 13, 2006
  TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR THE HARTFORD MUTUAL
                                FUNDS, INC. AND
             THE HARTFORD MUTUAL FUNDS II, INC. DATED JULY 31, 2006
                                  (THE "SAI")

The SAI is revised as follows effective November 13, 2006:

Aggressive Growth Allocation Fund  Retirement Income Fund
Growth Allocation Fund             Target Retirement 2010 Fund
Balanced Allocation Fund           Target Retirement 2020 Fund
Conservative Allocation Fund       Target Retirement 2030 Fund
Income Allocation Fund             (collectively, the "Target Retirement Funds")
(collectively, the "Asset
Allocation Funds")

Effective November 13, 2006, Ibbotson Associates, Inc. ("Ibbotson") will no longer serve as a consultant to the Hartford Investment Financial Services, LLC, the Asset Allocation Fund's investment manager, with respect to selecting the Asset Allocation Fund's underlying funds and their respective asset allocations among the underlying funds. Effective November 13, 2006, Ibbotson will no longer serve as consultant to Hartford Investment Management Company, the Target Retirement Funds investment sub-adviser, with respect to selecting the Target Retirement Funds' underlying funds and their respective asset allocations among the underlying funds. Accordingly, all references in the SAI relating to Ibbotson are hereby deleted.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.